Acquisition costs and other expenditure (Tables)	12 Months Ended
Dec. 31, 2017
Acquisition costs and other expenditure
Schedule of acquisition costs and other expenditure

	2017	2016	2015

	£m	£m	£m
Acquisition costs incurred for insurance policies	(3,712)	(3,687)	(3,275)
Acquisition costs deferred less amortisation of acquisition costs	911	923	431
Administration costs and other expenditure	(6,380)	(5,522)	(4,746)
Movements in amounts attributable to external unit holders of consolidated investment funds	(984)	(562)	(618)

Total acquisition costs and other expenditure	(10,165)	(8,848)	(8,208)

Schedule of segmental analysis of other interest expense and depreciation and amortisation

	Other interest expense			Depreciation and amortisation
	2017	2016*	2015*	2017	2016*	2015*

	£m	£m	£m	£m	£m	£m
Asia:
Insurance	—	—	—	(230)	(201)	(175)
Asset management	—	—	—	(3)	(2)	(2)
US:
Insurance	(116)	(56)	(19)	20	94	(453)
Asset management	—	—	—	(7)	(3)	(3)
UK and Europe:
Insurance	(85)	(102)	(93)	(59)	(121)	(109)
Asset management	—	—	—	(7)	(7)	(8)

Total segment	(201)	(158)	(112)	(286)	(240)	(750)
Unallocated to a segment (other operations)	(39)	(27)	(35)	(2)	(2)	(5)

Group total	(240)	(185)	(147)	(288)	(242)	(755)

*	The 2016 and 2015 comparative results have been re-presented from those previously published following reassessment of the Group's operating segments as described in note B1.3.

Schedule of average number of staff employed

	2017	2016	2015

Business operations:
Asia	15,477	15,439	15,030
US	4,564	4,447	4,562
UK and Europe*	7,110	6,381	5,920

Total	27,151	26,267	25,512

*	The UK and Europe staff numbers include staff from central operations and Africa which are unallocated to a segment.

Schedule of costs of employment

	2017	2016	2015

	£m	£m	£m
Business operations:
Wages and salaries	1,774	1,483	1,370
Social security costs	129	110	101
Pension costs:
Defined benefit schemes*	(3)	213	(63)
Defined contribution schemes	85	79	67

Total	1,985	1,885	1,475

*	The (credit) charge incorporates the effect of actuarial gains and losses.

Schedule of movement in outstanding options and awards

	Options outstanding under SAYE schemes						Awards outstanding under incentive plans including conditional options

	2017		2016		2015		2017	2016	2015

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of awards

	millions	£	millions	£	millions	£	millions
Beginning of year:	7.1	10.74	8.8	9.44	8.6	8.29	30.2	28.4	28.8
Granted	1.4	14.55	1.4	11.04	2.2	11.11	12.7	13.9	9.9
Exercised	(1.7)	10.07	(2.0)	7.30	(1.6)	5.72	(7.3)	(10.5)	(7.9)
Forfeited	(0.1)	10.83	(0.1)	9.95	(0.2)	8.14	(1.3)	(1.5)	(2.3)
Cancelled	(0.2)	11.19	(0.8)	6.45	(0.2)	10.15	(0.1)	(0.1)	—
Lapsed/Expired	(0.1)	10.86	(0.2)	9.64	—	7.47	(0.6)	—	(0.1)

End of year	6.4	11.74	7.1	10.74	8.8	9.44	33.6	30.2	28.4

Options immediately exercisable, end of year	0.4	11.06	0.6	8.53	1.1	5.71

Summary of the range of exercise prices for options outstanding

	Outstanding									Exercisable
	Number outstanding			Weighted average remaining contractual life			Weighted average exercise prices			Number exercisable			Weighted average exercise prices
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015

	(millions)			(years)			£			(millions)			£
Between £2 and £3	—	—	0.2	—	—	0.9	—	—	2.88	—	—	—	—	—	—
Between £4 and £5	—	0.1	0.8	—	0.4	0.9	—	4.66	4.64	—	0.1	0.4	—	4.66	4.61
Between £6 and £7	—	0.2	1.0	0.4	1.4	0.9	6.29	6.29	6.29	—	—	0.7	6.29	6.29	6.29
Between £9 and £10	0.5	1.1	2.2	1.4	1.4	1.9	9.01	9.01	9.01	—	0.5	—	—	9.01	—
Between £11 and £12	4.5	5.7	4.6	2.2	2.9	3.6	11.21	11.27	11.34	0.4	—	—	11.55	—	—
Between £14 and £15	1.4	—	—	3.9	—	—	14.55	—	—	—	—	—	—	—	—

	6.4	7.1	8.8	2.5	2.6	2.6	11.74	10.74	9.44	0.4	0.6	1.1	11.06	8.53	5.71

Schedule of assumptions used to estimate fair value amounts on date of grant relating to all options and awards

	2017			2016			2015
	Prudential LTIP/ RSP (TSR)	SAYE options	Other awards	Prudential LTIP (TSR)	SAYE options	Other awards	Prudential LTIP (TSR)	SAYE options	Other awards

Dividend yield (%)	—	2.85	—	—	3.19	—	—	2.35	—
Expected volatility (%)	23.17	20.15	—	29.36	25.41	—	21.48	22.73	—
Risk-free interest rate (%)	0.62	0.56	—	0.12	0.15	—	0.88	1.02	—
Expected option life (years)	—	3.49	—	—	3.70	—	—	3.79	—
Weighted average exercise price (£)	—	14.55	—	—	11.04	—	—	11.11	—
Weighted average share price at grant date (£)	16.80	17.74	—	12.82	13.94	—	16.67	13.52	—
Weighted average fair value at grant date (£)	8.30	3.29	16.12	4.41	3.05	12.57	7.97	2.95	16.28

Schedule of expense recognised relating to share-based compensation

	2017	2016	2015

	£m	£m	£m
Share-based compensation expense	158	126	111
Amount accounted for as equity-settled	158	127	110
Carrying value at 31 December of liabilities arising from share-based payment transactions	—	—	6
Intrinsic value of above liabilities for which rights had vested at 31 December	—	—	6

Schedule of key management remuneration

	2017	2016	2015

	£m	£m	£m
Salaries and short-term benefits	17.9	20.7	17.1
Post-employment benefits	1.3	1.3	1.1
Share-based payments	14.1	18.7	15.5

	33.3	40.7	33.7

Schedule of fees payable to the auditor

	2017	2016	2015

	£m	£m	£m
Fees payable to the Company's auditor for the audit of the Company's annual accounts	2.1	2.0	2.0
Fees payable to the Company's auditor and its associates for other services:
Audit of subsidiaries pursuant to legislation	8.3	7.5	7.2
Audit-related assurance services	4.3	3.9	3.1
Tax compliance services	—	0.1	0.7
Other assurance services	1.5	2.1	2.2
Services relating to corporate finance transactions	0.4	—	0.2
All other services	0.7	0.6	1.2

Total fees paid to the auditor	17.3	16.2	16.6